UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                      May 15, 2008
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 89
                                              -----------------------

Form 13F Information Table Value Total:             $258,101
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

FORM 13F INFORMATION TABLE:

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NAME OF                                  TYPE OF                                   SHR OR    SH/PUT   INVSTMNT   OTHER   VOTING
ISSUER                                   CLASS           CUSIP          VALUE      PRN AMT  PRN/CALL   DSCRTN    MGRS   AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. Class B                    CL B          007942204     $ 3,950,157    561,900   SH       Sole       N/A      Sole
Allied Defense Group, Inc.               COM           019118108     $ 3,627,261    614,790   SH       Sole       N/A      Sole
American Pacific Corp.                   COM           028740108    $ 11,732,361    734,650   SH       Sole       N/A      Sole
Amerigo resources                        COM           03074G109       $ 980,134    461,500   SH       Sole       N/A      Sole
Archon Corporation                       COM           03957P101       $ 493,200     13,700   SH       Sole       N/A      Sole
Argo Group International Holdings Ltd.   COM           G0464B107       $ 400,278     11,269   SH       Sole       N/A      Sole
AT&T Inc.                                COM           00206R102       $ 209,769      5,477   SH       Sole       N/A      Sole
Audiovox Corporation Class A             CL A          050757103     $ 8,762,534    820,462   SH       Sole       N/A      Sole
Bassett Furniture Industry               COM           070203104    $ 14,823,178  1,201,230   SH       Sole       N/A      Sole
Beazer Homes USA                         COM           07556Q105     $ 5,212,431    551,580   SH       Sole       N/A      Sole
Berkshire Hathaway - Class B             CL B          084670207       $ 223,645         50   SH       Sole       N/A      Sole
Beverly Hills Bancorp                    COM           087866109       $ 318,236    125,785   SH       Sole       N/A      Sole
BKF Capital Group                        COM           05548G102       $ 840,497    437,759   SH       Sole       N/A      Sole
Bofi Holdings Inc.                       COM           05566U108     $ 2,424,043    403,335   SH       Sole       N/A      Sole
Books-A-Million Inc.                     COM           098570104     $ 1,530,558    175,121   SH       Sole       N/A      Sole
Bowl America Inc. - Class A              CL A          102565108       $ 417,232     27,093   SH       Sole       N/A      Sole
Brigham Exploration Co.                  COM           109178103     $ 3,033,841    499,809   SH       Sole       N/A      Sole
BRT Realty Trust                         COM           055645303     $ 6,414,577    457,857   SH       Sole       N/A      Sole
California First National Bank Corp.     COM           130222102     $ 5,620,690    581,852   SH       Sole       N/A      Sole
Callon Petroleum Co.                     COM           13123X102    $ 15,197,499    840,105   SH       Sole       N/A      Sole
Canfor Corporation                       COM           137576104     $ 1,231,652    151,700   SH       Sole       N/A      Sole
Canfor Pulp Income                       COM           137582102       $ 794,451     87,309   SH       Sole       N/A      Sole
ChipMOS Technology Bermuda Ltd.          COM           G2110R106     $ 2,324,040    724,000   SH       Sole       N/A      Sole
Coachmen Industries                      COM           189873102     $ 2,266,108    760,439   SH       Sole       N/A      Sole
Comstock Homebuilding Class A            CL A          205684103     $ 1,189,839  1,399,810   SH       Sole       N/A      Sole
Covenant Transport Inc. Cl. A.           CL A          22284P105     $ 1,419,172    278,269   SH       Sole       N/A      Sole
Credence Systems Corp.                   COM           225302108     $ 2,201,840  1,295,200   SH       Sole       N/A      Sole
Delta Apparel Inc.                       COM           247368103     $ 3,099,879    513,225   SH       Sole       N/A      Sole
Dillards Inc. Class A.                   CL A          254067101     $ 6,816,881    396,100   SH       Sole       N/A      Sole
Dominion Homes, Inc.                     COM           257386102       $ 207,515    377,300   SH       Sole       N/A      Sole
Duckwall-ALCO                            COM           264142100     $ 1,991,215    174,668   SH       Sole       N/A      Sole
Enesco Group                             COM           292973104             $ -    155,300   SH       Sole       N/A      Sole
Exxon Mobil Corp.                        COM           30231G102       $ 520,590      6,155   SH       Sole       N/A      Sole
FBR Capital Markets Corp.                COM           30247C301     $ 2,447,253    362,556   SH       Sole       N/A      Sole
First Federal Northern Michigan Bancorp. COM           32021X105       $ 267,300     35,640   SH       Sole       N/A      Sole
Friedman Billings Ramsey Group           COM           358434108     $ 2,236,569  1,315,629   SH       Sole       N/A      Sole
Frontier Airlines Holdings, Inc.         COM           359059102       $ 794,430    314,004   SH       Sole       N/A      Sole
General Electric Company                 COM           369604103       $ 259,255      7,005   SH       Sole       N/A      Sole
Grey Wolf Inc.                           COM           397888108     $ 1,696,763    250,260   SH       Sole       N/A      Sole
Handleman Company                        COM           410252100       $ 383,513  1,597,970   SH       Sole       N/A      Sole
Hardinge Inc.                            COM           412324303     $ 4,779,467    347,345   SH       Sole       N/A      Sole
Head N.V.                                ORDINARY      422070102     $ 4,102,255  2,001,100   SH       Sole       N/A      Sole
Horsehead Holdings                       COM           440694305     $ 6,353,031    548,621   SH       Sole       N/A      Sole
Hovnanian Enterprises Inc.               COM           442487203       $ 310,039     29,249   SH       Sole       N/A      Sole
HRPT Properties Trust                    COM           40426W101       $ 644,249     95,728   SH       Sole       N/A      Sole
Huttig Building Products                 COM           448451104       $ 224,084     96,588   SH       Sole       N/A      Sole
IDT Corporation (IDT.C)                  COM           448947101        $ 52,438     15,700   SH       Sole       N/A      Sole
IDT Corporation Class B. (IDT)           COM           448947309       $ 367,650     95,000   SH       Sole       N/A      Sole
Integrated Telecom Express Inc.          COM           45817u994         $ 3,083    308,300   SH       Sole       N/A      Sole
International Shipholding Corporation    COM NEW       460321201     $ 2,764,666    144,369   SH       Sole       N/A      Sole
J. Alexanders Corp.                      COM           466096104     $ 1,012,727    122,310   SH       Sole       N/A      Sole
John B. Sanfilippo & Son Inc.            COM           800422107     $ 1,477,839    165,863   SH       Sole       N/A      Sole
Leader Energy Services                   COM           52168A106        $ 40,999    526,300   SH       Sole       N/A      Sole
Lodgian Inc.                             COM           54021P502     $ 1,828,912    164,028   SH       Sole       N/A      Sole
Lubys. Inc.                              COM           549282101       $ 787,317    111,203   SH       Sole       N/A      Sole
M/I Homes Inc.                           COM           55305B101     $ 6,469,805    381,025   SH       Sole       N/A      Sole
MAIR Holdings Inc.                       COM           560635104     $ 6,287,636  1,654,641   SH       Sole       N/A      Sole
Medallion Financial Corp.                COM           583928106     $ 1,974,264    218,392   SH       Sole       N/A      Sole
Meridian Resources                       COM           58977Q109     $ 4,586,329  3,098,871   SH       Sole       N/A      Sole
Meritage Homes Corp.                     COM           59001A102     $ 8,514,884    440,729   SH       Sole       N/A      Sole
MIIX Group, Inc.                         COM           59862V104            $ 30     15,200   SH       Sole       N/A      Sole
Mod-Pac Corp.                            COM           607495108       $ 917,266    189,127   SH       Sole       N/A      Sole
National RV Holdings                     COM           637277104        $ 32,342    808,545   SH       Sole       N/A      Sole
Novartis ADR                             SPONSORED ADR 66987V109       $ 207,482      4,050   SH       Sole       N/A      Sole
OCA, Inc.                                COM           67083Q101             $ -    637,400   SH       Sole       N/A      Sole
Old Republic International Corp.         COM           680223104     $ 4,948,403    383,300   SH       Sole       N/A      Sole
Patterson-UTI Energy Inc.                COM           703481101     $ 2,403,324     91,800   SH       Sole       N/A      Sole
Peak International Ltd.                  COM           G69586108     $ 1,304,500    679,427   SH       Sole       N/A      Sole
Pep Boys - MM&J                          COM           713278109       $ 211,152     21,200   SH       Sole       N/A      Sole
PMA Capital Corp. Cl. A                  CL A          693419202    $ 15,410,302  1,804,485   SH       Sole       N/A      Sole
Quaker Fabric Corp.                      COM           747399103           $ 266     22,200   SH       Sole       N/A      Sole
Quanta Capital Holdings Ltd.             COM           G7313F106     $ 4,509,592  2,621,856   SH       Sole       N/A      Sole
Quipp, Inc.                              COM           748802105       $ 423,665     89,950   SH       Sole       N/A      Sole
Safety Insurance Group                   COM           78648T100       $ 259,388      7,600   SH       Sole       N/A      Sole
Sielox Inc.                              COM           82620E107        $ 48,525    194,102   SH       Sole       N/A      Sole
Spansion Inc. Cl. A.                     CL A          84649R101     $ 6,642,075  2,415,300   SH       Sole       N/A      Sole
Sparton Corporation                      COM           847235108        $ 52,534     12,751   SH       Sole       N/A      Sole
Specialty Underwriters'Alliance          COM           84751T309     $ 5,025,151  1,179,613   SH       Sole       N/A      Sole
Superior Industries International Inc.   COM           868168105    $ 10,736,797    517,436   SH       Sole       N/A      Sole
Sypris Solutions Inc.                    COM           871655106       $ 871,195    210,943   SH       Sole       N/A      Sole
Tandy Brands Accessories Inc.            COM           875378101     $ 1,665,023    344,013   SH       Sole       N/A      Sole
Technology Solutions                     COM NEW       87872T207       $ 105,970     44,154   SH       Sole       N/A      Sole
Tecumseh Products Company - Class A      CL A          878895200    $ 14,322,467    466,834   SH       Sole       N/A      Sole
Tecumseh Products Company - Class B      CL B          878895101    $ 13,462,562    490,976   SH       Sole       N/A      Sole
Unifi Inc.                               COM           904677101     $ 2,773,533    959,700   SH       Sole       N/A      Sole
Vestin Realty Mortgage I Inc.            COM           925490104       $ 106,164     26,809   SH       Sole       N/A      Sole
WCI Communities Inc.                     COM           92923C104       $ 446,032    133,144   SH       Sole       N/A      Sole
Wells Fargo & Company                    COM           949746101       $ 221,160      7,600   SH       Sole       N/A      Sole
Young Broadcasting                       COM           987434107        $ 52,330     68,855   SH       Sole       N/A      Sole